PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

High Yield Portfolio Administrative Class Prospectus

dated May 1, 2006

Effective immediately, the table on page 10 providing information with respect to Raymond G. Kennedy’s management of the High Yield Portfolio is deleted, and is replaced by the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

Administrative Class Prospectus

dated May 1, 2006

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the section of the table on page 54 providing information with respect to Raymond G. Kennedy’s management of the High Yield Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

Institutional Class Prospectus

dated May 1, 2006

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the section of the table on page 45 providing information with respect to Raymond G. Kennedy’s management of the High Yield Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

PIMCO Variable Insurance Trust

Supplement Dated April 11, 2007 to the

Advisor Class Prospectus

dated February 28, 2006

Disclosure Related to the PIMCO High Yield Portfolio

Effective immediately, the section of the table on page 23 providing information with respect to Raymond G. Kennedy’s management of the High Yield Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.